Transactions with Related Parties - Amounts due from/ (to) affiliate companies (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amounts due from/to affiliate companies
Due to affiliate companies	$ 0	$ (265)
Due from affiliate companies	150	0
Navios Holdings
Amounts due from/to affiliate companies
Due to affiliate companies	0	(265)
Due from affiliate companies	$ 150	$ 0